Income Taxes (Detailed Amounts of Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ 105,819	¥ (21,562)
Less: reclassification adjustments	(35,053)	(38,351)
Total	70,766	(59,913)
Foreign currency translation adjustments:
Unrealized gains (losses)		(126)
Less: reclassification adjustments	0	0
Total		(126)
Pension liability adjustments:
Unrealized gains (losses)	11	239
Less: reclassification adjustments	96	87
Total	107	326
Total tax effect before allocation to noncontrolling interests	¥ 70,873	¥ (59,713)